Earnings per share - summary of adjusted diluted earnings per share (Details) - £ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Adjusted Earnings Per Share [Abstract]
Earnings per share - diluted (in GBP per share)	£ 2.003	£ 1.760
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	0.445	0.036
Effect of litigation settlements (in GBP per share)	(0.050)	0
Net effect of Excise and VAT cases (in GBP per share)	0	(0.053)
Effect of partial disposal of an associate (in GBP per share)	0.003	0
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.002	0.030
Effect of planned disposal of subsidiaries (in GBP per share)	0	0.007
Effect of other adjusting items (in GBP per share)	0.046	0.019
Effect of adjusting items in net finance costs (in GBP per share)	(0.174)	0.006
Effect of gain on sale of associates (in GBP per share)	(0.611)	0
Tax associated with the partial divestment of shares held in ITC (in GBP per share)	0.016	0
Effect of associates adjusting items (in GBP per share)	(0.003)	0.007
Effect of adjusting items in respect of deferred taxation (in GBP per share)	(0.059)	0.004
Adjusting items in tax (in GBP per share)	0.075	0
Adjusted diluted earnings per share (in GBP per share)	1.693	1.816
Impact of translational foreign exchange (in GBP per share)	0.084	0
Adjusted diluted earnings per share before impact of foreign exchange (in GBP per share)	£ 1.777	£ 1.816